UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

ANNUAL REPORT
April 30, 2012

Table of Contents

Letter to Shareholders	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	19
Supplemental Information	20
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Focused International Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

Dear Fellow Shareholders,

The WCM Focused International Growth Fund (Institutional Class, WCMIX) reached its first fiscal year end with strong relative outperformance despite a generally poor market environment. During some periods the distinctives of the WCM Focused International Growth Fund (e.g., our tendency to be overweight the consumer staples sector—more on that later in this note) worked against relative returns, but overall, the results were quite good. In the eleven months since the May 31, 2011 inception, the fund return was -5.20%. The benchmark, the MSCI EAFE Index, returned -10.17% for the same period.

The inception date for the Investor Class shares (WCMRX) is August 31, 2011. In the eight months since its inception, this class of the fund returned +1.94%, compared to the MSCI EAFE return of +1.61%.

The bedrock for the WCM Focused International Growth Fund (FIG) portfolio is and always has been stock selection. That starts with identifying what we believe are the best businesses (for performance and quality), and comes to fruition by being disciplined enough to buy them (and sell them) well. We still think FIG’s “structural advantage”—owning distinct, true growth sectors vis-à-vis broad global benchmarks—is very important, but at the end of the day, good stock selection is what produces outperformance (alpha).

As you’d guess, then, the FIG portfolio has benefited from such stock selection throughout the rather volatile course of the past eleven months. That is particularly evident in sectors like consumer staples and information technology, but can also be seen in some of our lower-weight sectors, like industrials and energy.

And in view of that “rather volatile course”, it’s worth noting that wealth preservation is a central tenet for FIG, so we expect to lose less than the market when prices decline. A variety of factors explain this, but we think they are largely attributable to our methods for picking companies (i.e., focusing on long-duration growth runways, improving competitive advantages, empowering cultures that support / nurture these first two, and valuation) and our methods for constructing portfolios (i.e., a select group of high-quality companies in consistent growth sectors that are under-represented by the broad-based international indices). During this period, performance was indeed aided by the latter construction idea, since we have less relative exposure to the economically sensitive sectors that offered up the greatest declines.

Our exposure to emerging markets (EM) was a net positive, which may seem counterintuitive given the significant declines in that part of the world, but that’s consistent with past results and accounted for by the distinct nature of our EM holdings. Not only do they pass our test of simple-to-understand businesses with clean financials, low or no debt, and consistent earnings, but most are regionally diversified and/or derive a significant portion of their revenues from the developed world. But despite that latter point, we have always been adamant that our EM holdings will not find their way into the portfolio merely because of a seductive, top-down GDP growth story, which often proves more fleeting than company factors. Instead, every EM holding must stand on its own two feet, passing our just mentioned attractive business test. And that’s why there have been many instances in down markets, including this period, when some of our EM-based holdings are the best performers in the entire portfolio.

Let us make one last point on performance analysis that, hopefully, brings the distinctiveness of the FIG process into a little clearer focus. We’ll do that by taking a slightly different look at our returns over the last 11 months, thereby illustrating the subtle differences among the sectors in which we’re positioned.

Hopefully our shareholders know that the FIG portfolio is built differently than the majority of international managers. In particular, we focus on best ideas with a marked emphasis on consumer, healthcare and tech. That sector emphasis is not top-down driven—it is a direct consequence of our bottom-up requirement for quality, consistency, a long growth runway and a strengthening competitive advantage. But this construction difference does, in our view, explain a good portion of our historical alpha.

That’s because these sectors have been becoming (and in the long run, we believe, will inexorably become) larger weights in the international benchmarks, providing a natural tailwind to FIG. But even the short-run returns we’re discussing in this note reveal how the sectors perform differently, providing another type of diversification and risk control. For instance, in periods of uncertainty and high volatility (such as the latter half of 2011), consumer staples and healthcare tend to do well. In contrast, during cyclical markets (such as Q1

2012), consumer discretionary and technology tend to outperform. Our thoughtfulness about portfolio construction keeps us balanced between both groups, and our temperament keeps us steady during temporary reversals in that long-run natural tailwind (our long-term, structural advantage).

Thank you for your confidence and trust,

WCM Investment Management

11 June 2012

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment. The Fund is new and has a limited history of operations.

WCM Focused International Growth Fund
FUND PERFORMANCE AND SUMMARY
as of April 30, 2012 (Unaudited)

This graph compares a hypothetical $100,000 Investment in the Fund's Institutional Class shares, made at its inception with a similar investment in the MSCI EAFE index.  Results include the reinvestment of all dividends and capital gains.

The Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an arithmetic, market value-weighted average of over 900 securities listed on the stock exchanges of countries in Europe, Australia, and the Far East.  MSCI EAFE is anunmanaged index of stocks, bonds or mutual funds.  It is not possible to invest directly in an index.

Average Annual Total Returns as of April 30, 2012

		Since
	3 Months	Inception*
WCM Focused International Growth Fund-Institutional Class	3.49%	(5.20%)
MSCI EAFE Index	3.19%	10.17%
WCM Focused International Growth Fund-Investor Class	3.50%	1.94%
MSCI EAFE Index	3.19%	1.61%

* Institutional Class and Investor Class commenced operations on 5/31/11 and 8/31/11, respectively.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund are 1.39% and 1.25%, for the Institutional Class and 1.64% and 1.50% for the Investor Class, respectively. Expense ratios are from the most recent Prospectus. The Fund's Advisor has reduced fees or reimbursed expenses;  absent such waivers, the Fund's returns would have been lower.  The contractual fee waivers are in effect through May 31, 2012.

Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee.

The Fund's advisor has waived fees or expenses;  absent such waivers, the Fund's returns would have been lower.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012

Number of Shares		Value

	COMMON STOCKS – 94.9%
	ARGENTINA – 5.3%
429,868	Arcos Dorados Holdings, Inc. - Class A	$7,681,741

	BERMUDA – 3.0%
158,897	Lazard Ltd. - Class A	4,371,256

	BRAZIL – 4.9%
144,805	BRF - Brasil Foods S.A. - ADR	2,668,756
105,880	Cia de Bebidas das Americas - ADR	4,444,843
		7,113,599
	CANADA – 8.4%
66,822	Canadian National Railway Co.	5,698,580
153,451	Potash Corp. of Saskatchewan, Inc.	6,518,599
		12,217,179
	CHINA – 9.8%
42,603	Baidu, Inc. - ADR*	5,653,418
3,987,660	Li & Fung Ltd.	8,531,788
		14,185,206
	DENMARK – 9.5%
49,873	Novo Nordisk A/S - ADR	7,332,329
242,875	Novozymes A/S - B Shares	6,369,840
		13,702,169
	FRANCE – 7.4%
59,268	L'Oreal S.A.	7,130,581
21,319	LVMH Moet Hennessy Louis Vuitton S.A.	3,531,719
		10,662,300
	INDIA – 2.6%
78,785	Infosys Ltd. - ADR	3,730,470

	JAPAN – 6.0%
23,168	FANUC Corp.	3,943,551
117,604	Sysmex Corp.	4,757,777
		8,701,328
	MEXICO – 5.7%
36,640	Coca-Cola Femsa S.A.B. de C.V. - ADR*	3,882,008
1,537,650	Wal-Mart de Mexico S.A.B. de C.V.	4,397,181
		8,279,189

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	NETHERLANDS – 5.0%
52,808	Core Laboratories N.V.	$7,233,640

	SWEDEN – 2.1%
59,096	Elekta A.B. - B Shares	2,998,190

	SWITZERLAND – 15.0%
241,130	ABB Ltd. - ADR*	4,550,123
76,565	ACE Ltd.	5,816,643
92,867	Nestle S.A.	5,688,762
2,966	SGS S.A.	5,728,417
20	SGS S.A. - ADR	388
		21,784,333
	TAIWAN – 5.2%
484,355	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	7,546,251

	UNITED KINGDOM – 1.9%
110,914	ARM Holdings PLC - ADR	2,809,452

	UNITED STATES – 3.1%
150,057	Coca-Cola Enterprises, Inc.	4,519,717

	TOTAL COMMON STOCKS (Cost $130,885,780)	137,536,020

	SHORT-TERM INVESTMENTS – 4.9%
7,033,720	Fidelity Institutional Money Market Fund, 0.19%1	7,033,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,033,720)	7,033,720

	TOTAL INVESTMENTS – 99.8% (Cost $137,919,500)	144,569,740
	Other Assets in Excess of Liabilities – 0.2%	285,547

	TOTAL NET ASSETS – 100.0%	$144,855,287

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	22.6%
Industrials	13.8%
Consumer Discretionary	13.6%
Information Technology	13.6%
Health Care	10.4%
Materials	8.9%
Financials	7.0%
Energy	5.0%
Total Common Stocks	94.9%
Short-Term Investments	4.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2012

Assets:
Investments in securities, at value (cost $137,919,500)	$144,569,740
Receivables:
Investment securities sold	10,987
Fund shares sold	29,799
Dividends and interest	399,135
Offering costs	4,039
Prepaid expenses	30,123
Total assets	145,043,823

Liabilities:
Payables:
Advisory fees	95,806
Shareholder Servicing fee (Note 7)	4,966
Distribution fees - Investor Class (Note 8)	231
Administration fees	17,447
Fund accounting fees	15,080
Audit fees	15,001
Custody fees	10,699
Transfer agent fees and expenses	9,524
Fund shares redeemed	3,792
Chief Compliance Officer fees	1,424
Trustees' fees and expenses	181
Accrued other expenses	14,385
Total liabilities	188,536
Net Assets	$144,855,287

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$137,027,264
Accumulated net investment income	543,434
Accumulated net realized gain on investments and foreign currency	631,137
Net unrealized appreciation on:
Investments	6,650,240
Foreign currency translations	3,212
Net Assets	$144,855,287

Investor Class:
Net assets applicable to shares outstanding	$451,225
Shares of beneficial interest issued and outstanding	47,638
Net asset value, offering and redemption price per share	$9.47

Institutional Class:
Net assets applicable to shares outstanding	$144,404,062
Shares of beneficial interest issued and outstanding	15,225,269
Net asset value, offering and redemption price per share	$9.48

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENT OF OPERATIONS
For the Period May 31, 2011* through April 30, 2012

Investment Income:
Dividends (net of foreign withholding taxes of $183,940)	$1,238,989
Interest	6,644
Total income	1,245,633

Expenses:
Advisory fees	487,123
Administration fees	68,909
Fund accounting fees	42,629
Custody fees	42,404
Transfer agent fees and expenses	35,724
Offering costs	33,036
Registration fees	31,646
Shareholder Servicing fees (Note 7)	17,202
Audit fees	15,001
Shareholder reporting fees	11,021
Chief Compliance Officer fees	8,238
Legal fees	7,652
Trustees' fees and expenses	5,535
Distribution fees - Investor Class (Note 8)	389
Insurance fees	251
Miscellaneous expenses	16,714

Total expenses	823,474
Advisory fees waived	(106,328)
Net expenses	717,146
Net investment income	528,487

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain on:
Investments	612,585
Foreign currency transactions	3,862
Net realized gain	616,447
Net change in unrealized appreciation/depreciation on investments:
Investments	6,650,240
Foreign currency translations	3,212
Net change in unrealized appreciation/depreciation	6,653,452
Net increase from payments by affiliates (Note 3)	1,148
Net realized and unrealized gain on investments	7,271,047

Net Increase in Net Assets from Operations	$7,799,534

* Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 31, 2011*
to April 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$528,487
Net realized gain on investments and foreign currency	616,447
Net change in unrealized appreciation/depreciation on investments and foreign currency	6,653,452
Net increase from payments by affiliates (Note 3)	1,148
Net increase in net assets resulting from operations	7,799,534

Capital Transactions:
Net proceeds from shares sold:
Institutional class	143,588,010
Investor class	435,852
Cost of shares redeemed:
Institutional class1	(6,968,109)
Investor class	-
Net change in net assets from capital transactions	137,055,753

Total increase in net assets	144,855,287

Net Assets:
Beginning of period	-
End of period	$144,855,287

Accumulated net investment income	$543,434

Capital Share Transactions:
Shares sold:
Institutional class	15,993,127
Investor class	47,638
Shares redeemed:
Institutional class	(767,858)
Investor class	-
Net increase in capital share transactions	15,272,907

* Commencement of operations.
1 Net of redemption fees of $6,667.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	August 31, 2011*
	to April 30, 2012
Net asset value, beginning of period	$9.29
Income from Investment Operations
Net investment income1	0.09
Net realized and unrealized gain on investments and foreign currency	0.09
Total from investment operations	0.18

Net asset value, end of period	$9.47

Total return	1.94%	2

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$451

Ratio of expenses to average net assets:
Before fees waived	1.75%	3
After fees waived	1.50%	3
Ratio of net investment income to average net assets:
Before fees waived	1.24%	3
After fees waived	1.49%	3
Portfolio turnover rate	27%	2

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period
May 31, 2011*
to April 30, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income1	0.08
Net realized and unrealized loss on investments and foreign currency	(0.60)
Total from investment operations	(0.52)

Redemption fee proceeds	-	2

Net asset value, end of period	$9.48

Total return	(5.20)%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$144,404

Ratio of expenses to average net assets:
Before fees waived	1.44%	4
After fees waived	1.25%	4
Ratio of net investment income to average net assets:
Before fees waived	0.73%	4
After fees waived	0.92%	4
Portfolio turnover rate	27%	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2012

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Institutional Class shares commenced operations on May 31, 2011.  The Investor Class shares commenced operations on August 31, 2011.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012

respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $37,032 which are being amortized over a one-year period from May 31, 2011 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Class Allocations
The two classes represent interests in the same portfolio of investments and have the same rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% and 1.25% of the Fund's average daily net assets for Investor Class and Institutional Class, respectively until August 31, 2012.

For the period May 31, 2011 (commencement of operations) through April 30, 2012, the Advisor waived $106,328 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  At April 30, 2012, the amount of these potentially recoverable expenses was $106,328.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012

reimbursements occurred.  The Advisor may recapture a portion of these amounts no later than April 30, of the years stated below:

2015:	$ 106,328

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Advisor reimbursed the Fund $1,148 for losses as a result of a trade error.  This reimbursement had no impact to the Fund’s performance.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 31, 2011 (commencement of operations) through April 30, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 31, 2011 (commencement of operations) through April 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$137,956,791

Gross Unrealized Appreciation	$11,149,994
Gross Unrealized Depreciation	(4,533,833)
Net Unrealized Appreciation/Depreciation on Investments and Foreign Currency Translations	$6,616,161

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012

As of April 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,211,862
Undistributed long-term capital gains	―
Accumulated earnings	1,211,862
Accumulated capital and other losses	―
Unrealized appreciation (depreciation) on investments and foreign currency translations	6,616,161
Total accumulated earnings (deficit)	$7,828,023

Note 5 – Redemptions Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the period May 31, 2011 (commencement of operations) through April 30, 2012, the Fund received $6,667 in redemption fees with respect to the Institutional Class.

Note 6 – Investment Transactions
For the period May 31, 2011 (commencement of operations) through April 30, 2012, purchases and sales of investments, excluding short-term investments, were $146,570,485 and $16,323,285 respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 31, 2011 (commencement of operations) through April 30, 2012 shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.  The Institutional Class does not pay any distribution fees.

For the period August 31, 2011 (commencement of operations of the Investor Class) through April 30, 2012 distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$137,536,020	$-	$-	$137,536,020
Short-Term Investments	7,033,720	-	-	7,033,720
Total Investments	$144,569,740	$-	$-	$144,569,740

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012

*	The Fund did not hold any Level 2 or 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels at period end.

Note 11 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Note 12 – Events Subsequent to the Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 31, 2011 (commencement of operations) to April 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCM Focused International Growth Fund as of April 30, 2012, and the results of its operations, the statement of changes in its net assets and its financial highlights for the period May 31, 2011 to April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 27, 2012

WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION

Tax Information

For the year ended April 30, 2012, 98.00% of dividends to be paid from net investment income, including short term capital gains from the Fund, is designated as qualified dividend income.

For the year ended April 30, 2012 1.98% of the dividends to be paid from net investment income, including short term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	47	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	47	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	47	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	47	None

WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	47	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

WCM Focused International Growth Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/01/11 to 04/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11 – 4/30/12
Investor Class
Actual Performance	$1,000.00	$1,052.20	$7.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.53	$7.54
Institutional Class
Actual Performance	$1,000.00	$1,052.20	$6.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.77	$6.28

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Institutional Class and Investor Class, respectively,  multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444

Privacy Principles of the WCM Focused International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Focused International Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 888-988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-988-9801, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 888-988-9801.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

WCM Focused International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 888-988-9801

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2012	FYE 04/30/2011
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2012	FYE 04/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 04/30/2012	FYE 04/30/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 3, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 3, 2012